George Putnam Balanced Fund
The fund's portfolio
10/31/22 (Unaudited)

COMMON STOCKS (62.0%)(a)
	Shares	Value
Automotive (1.2%)
General Motors Co.	44,661	$1,752,944
Tesla, Inc.(NON)	60,132	13,682,435
United Rentals, Inc.(NON)	12,495	3,944,796

		19,380,175
Basic materials (2.0%)
Agnico-Eagle Mines, Ltd. (Canada)	63,201	2,780,222
Alamos Gold, Inc. Class A (Canada)	312,857	2,468,442
Avery Dennison Corp.	14,820	2,512,731
Corteva, Inc.	80,258	5,244,058
CRH PLC ADR (Ireland)(S)	65,550	2,373,566
DuPont de Nemours, Inc.	106,271	6,078,701
Eastman Chemical Co.	22,850	1,755,109
Linde PLC	4,167	1,239,057
PPG Industries, Inc.	26,474	3,022,801
Sherwin-Williams Co. (The)	21,400	4,815,642

		32,290,329
Capital goods (3.9%)
Berry Global Group, Inc.(NON)	34,535	1,634,196
Boeing Co. (The)(NON)	10,234	1,458,447
Deere & Co.	10,812	4,279,606
Emerson Electric Co.	57,480	4,977,768
Honeywell International, Inc.	40,011	8,163,044
Ingersoll Rand, Inc.	80,088	4,044,444
Johnson Controls International PLC	134,180	7,760,971
Northrop Grumman Corp.	18,073	9,922,258
Otis Worldwide Corp.	126,168	8,912,508
Raytheon Technologies Corp.	103,094	9,775,373

		60,928,615
Commercial and consumer services (2.4%)
Adyen NV (Netherlands)(NON)	1,971	2,829,433
Aramark	62,370	2,276,505
Booking Holdings, Inc.(NON)	4,025	7,524,657
Mastercard, Inc. Class A	68,355	22,432,744
PayPal Holdings, Inc.(NON)	31,688	2,648,483

		37,711,822
Communication services (1.3%)
Charter Communications, Inc. Class A(NON)	7,936	2,917,432
T-Mobile US, Inc.(NON)	114,770	17,394,541

		20,311,973
Computers (3.6%)
Apple, Inc.	313,461	48,066,110
CDW Corp./DE	55,349	9,564,861

		57,630,971
Conglomerates (0.2%)
General Electric Co.	30,883	2,403,006

		2,403,006
Consumer (0.1%)
4Front Ventures Corp.(NON)	4,194,781	1,718,602

		1,718,602
Consumer staples (4.2%)
Altria Group, Inc.	46,055	2,130,965
Chipotle Mexican Grill, Inc.(NON)	2,936	4,399,097
Coca-Cola Co. (The)	186,576	11,166,574
Constellation Brands, Inc. Class A	4,859	1,200,562
Costco Wholesale Corp.	12,858	6,448,287
McCormick & Co., Inc. (non-voting shares)	31,771	2,498,471
Netflix, Inc.(NON)	12,185	3,556,558
PepsiCo, Inc.	91,408	16,597,865
Procter & Gamble Co. (The)	128,186	17,262,809
Sea, Ltd. ADR (Singapore)(NON)(S)	26,351	1,309,118

		66,570,306
Electronics (2.2%)
Advanced Micro Devices, Inc.(NON)	157,143	9,438,009
NVIDIA Corp.	83,933	11,328,437
Qualcomm, Inc.	96,059	11,302,302
Vontier Corp.	156,178	2,983,000

		35,051,748
Energy (3.9%)
Cenovus Energy, Inc. (Canada)	762,072	15,405,338
ConocoPhillips	59,400	7,489,746
Diamond Offshore Drilling, Inc.(NON)(S)	418,998	4,127,130
Enphase Energy, Inc.(NON)	2,767	849,469
Exxon Mobil Corp.	246,581	27,323,641
Shell PLC (London Exchange) (United Kingdom)	219,959	6,064,063

		61,259,387
Financials (7.2%)
AIA Group, Ltd. (Hong Kong)	462,200	3,490,395
Apollo Global Management, Inc.	148,675	8,230,648
Assured Guaranty, Ltd.	228,558	13,528,348
AXA SA (France)	185,659	4,586,936
Bank of America Corp.	273,266	9,848,507
Charles Schwab Corp. (The)	116,757	9,302,030
Citigroup, Inc.	305,593	14,014,495
Gaming and Leisure Properties, Inc.(R)	162,887	8,163,896
Goldman Sachs Group, Inc. (The)	46,022	15,855,039
KKR & Co., Inc.	134,676	6,549,294
Prudential PLC (United Kingdom)	474,001	4,407,380
Quilter PLC (United Kingdom)	1,876,788	2,080,413
Silvergate Capital Corp. Class A(NON)	37,819	2,146,606
Visa, Inc. Class A(S)	44,851	9,291,333
Vornado Realty Trust(R)	69,991	1,651,088

		113,146,408
Gaming and lottery (0.1%)
Penn Entertainment, Inc.(NON)(S)	66,150	2,189,565

		2,189,565
Health care (9.9%)
Abbott Laboratories	44,806	4,433,106
AbbVie, Inc.	38,597	5,650,601
Alkermes PLC(NON)	125,509	2,849,054
Ascendis Pharma A/S ADR (Denmark)(NON)(S)	29,847	3,432,405
Avantor, Inc.(NON)	132,320	2,668,894
Baxter International, Inc.	5,271	286,479
Bio-Rad Laboratories, Inc. Class A(NON)	11,867	4,173,743
Biogen, Inc.(NON)	11,424	3,238,019
Boston Scientific Corp.(NON)	145,524	6,273,540
Cigna Corp.	52,799	17,057,245
Danaher Corp.	29,343	7,384,753
DexCom, Inc.(NON)	25,849	3,122,042
Elevance Health, Inc.	3,483	1,904,400
Eli Lilly and Co.	27,662	10,016,134
Humana, Inc.	6,467	3,609,103
Illumina, Inc.(NON)	1,419	324,696
Innoviva, Inc.(NON)	273,616	3,710,233
Intuitive Surgical, Inc.(NON)	15,665	3,860,953
Johnson & Johnson	67,448	11,733,929
Lantheus Holdings, Inc.(NON)	16,971	1,255,684
McKesson Corp.	24,087	9,378,755
Medtronic PLC	35,395	3,091,399
Merck & Co., Inc.	100,017	10,121,720
Pfizer, Inc.	114,595	5,334,397
Regeneron Pharmaceuticals, Inc.(NON)	1,937	1,450,329
Thermo Fisher Scientific, Inc.	14,316	7,357,995
UnitedHealth Group, Inc.	40,184	22,308,148
Zoetis, Inc.	4,916	741,234

		156,768,990
Homebuilding (0.5%)
PulteGroup, Inc.	187,991	7,517,760

		7,517,760
Lodging/Tourism (0.3%)
Hilton Worldwide Holdings, Inc.	37,264	5,040,329

		5,040,329
Media (0.3%)
Walt Disney Co. (The)(NON)	44,710	4,763,403

		4,763,403
Retail (5.8%)
Amazon.com, Inc.(NON)	370,804	37,985,162
Bath & Body Works, Inc.	25,282	843,913
BJ's Wholesale Club Holdings, Inc.(NON)	14,360	1,111,464
CarMax, Inc.(NON)(S)	22,437	1,413,755
Home Depot, Inc. (The)	69,958	20,716,663
Lululemon Athletica, Inc. (Canada)(NON)	3,964	1,304,315
Nike, Inc. Class B	28,819	2,670,945
O'Reilly Automotive, Inc.(NON)	6,167	5,162,827
Target Corp.	40,651	6,676,927
TJX Cos., Inc. (The)	27,196	1,960,832
Walmart, Inc.	81,902	11,657,112
Warby Parker, Inc. Class A(NON)(S)	31,530	506,057

		92,009,972
Semiconductor (0.4%)
Applied Materials, Inc.	78,504	6,931,118

		6,931,118
Software (5.8%)
Intuit, Inc.	31,557	13,490,618
Microsoft Corp.	246,345	57,184,065
Oracle Corp.	272,855	21,301,790

		91,976,473
Technology services (2.9%)
Alphabet, Inc. Class A(NON)	311,361	29,426,728
Meta Platforms, Inc. Class A(NON)	59,515	5,544,417
salesforce.com, Inc.(NON)	63,494	10,323,489

		45,294,634
Textiles (0.1%)
Levi Strauss & Co. Class A	68,924	1,031,103

		1,031,103
Transportation (1.4%)
CSX Corp.	103,178	2,998,353
Southwest Airlines Co.(NON)	98,051	3,564,154
Union Pacific Corp.	79,072	15,588,254

		22,150,761
Utilities and power (2.2%)
Ameren Corp.	34,444	2,807,875
American Electric Power Co., Inc.	37,378	3,286,274
Constellation Energy Corp.	18,826	1,779,810
Exelon Corp.	166,064	6,408,410
NextEra Energy, Inc.	71,846	5,568,065
NRG Energy, Inc.	350,553	15,564,553

		35,414,987

Total common stocks (cost $810,712,440)		$979,492,437

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (8.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.2%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 2/20/49 to 10/20/49	$1,538,236	$1,508,167
4.50%, with due dates from 3/20/49 to 10/20/49	392,900	376,453
4.00%, 4/15/43	1,899,021	1,793,355
3.50%, with due dates from 11/15/47 to 4/20/51	10,265,988	9,234,142
3.00%, with due dates from 7/20/46 to 11/20/46	23,688,557	20,960,781
2.00%, 1/20/51	1,842,986	1,480,863

		35,353,761
U.S. Government Agency Mortgage Obligations (6.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.00%, 3/1/35	589	603
4.00%, with due dates from 7/1/42 to 7/1/49	2,740,579	2,546,630
3.50%, with due dates from 12/1/42 to 4/1/43	263,111	239,029
3.00%, with due dates from 3/1/43 to 2/1/47	1,084,180	945,315
2.50%, with due dates from 7/1/50 to 2/1/51	1,538,010	1,275,052
Federal National Mortgage Association Pass-Through Certificates
5.50%, with due dates from 7/1/33 to 11/1/38	717,879	726,811
5.00%, with due dates from 8/1/33 to 1/1/39	203,305	202,223
4.50%, with due dates from 5/1/48 to 2/1/49	1,794,821	1,716,399
4.00%, with due dates from 9/1/45 to 4/1/49	2,145,316	1,986,151
3.50%, 5/1/56	895,508	793,393
3.50%, with due dates from 5/1/43 to 12/1/49	5,411,565	4,844,153
3.00%, with due dates from 2/1/43 to 8/1/51	23,040,144	19,937,789
3.00%, 12/1/30	988,660	935,158
2.50%, with due dates from 7/1/50 to 7/1/51	43,973,431	36,162,447
2.50%, 2/1/36	1,961,181	1,784,065
2.00%, 10/1/50	9,941,353	7,868,345
2.00%, with due dates from 10/1/27 to 8/1/28	2,529,817	2,287,861
Uniform Mortgage-Backed Securities
5.00%, TBA, 11/1/52	1,000,000	963,828
4.50%, TBA, 11/1/52	3,000,000	2,813,202
4.00%, TBA, 12/1/52	3,000,000	2,726,834
4.00%, TBA, 11/1/52	3,000,000	2,728,592
3.50%, TBA, 11/1/52	2,000,000	1,758,749
3.00%, TBA, 12/1/52	2,000,000	1,697,108
3.00%, TBA, 11/1/52	2,000,000	1,697,968

		98,637,705

Total U.S. government and agency mortgage obligations (cost $152,396,395)		$133,991,466

U.S. TREASURY OBLIGATIONS (13.0%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 2/15/47	$18,620,000	$14,705,951
2.75%, 8/15/42(SEG)(SEGTBA)	31,400,000	24,314,094
1.875%, 2/15/51	12,090,000	7,401,819
1.25%, 5/15/50	10,760,000	5,544,342
U.S. Treasury Notes
2.375%, 8/15/24	6,800,000	6,539,628
2.25%, 11/15/27	13,420,000	12,199,813
1.75%, 12/31/24	11,900,000	11,244,105
1.625%, 5/15/31	18,490,000	15,280,252
1.625%, 9/30/26	26,320,000	23,781,559
1.625%, 2/15/26	26,380,000	24,136,004
1.50%, 2/15/30	18,070,000	15,138,566
1.375%, 11/15/31	8,390,000	6,694,302
1.125%, 2/28/25	27,490,000	25,469,056
0.625%, 10/15/24	14,440,000	13,401,561

Total U.S. treasury obligations (cost $246,451,659)		$205,851,052

CORPORATE BONDS AND NOTES (13.8%)(a)
	Principal amount	Value
Basic materials (1.0%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$985,000	$879,260
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,480,000	1,396,364
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	289,000	277,054
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	750,000	604,668
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	1,539,000	1,228,688
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	76,000	71,969
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	1,525,000	1,339,851
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	344,000	337,014
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	1,998,000	1,537,172
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	1,600,000	1,393,585
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	625,000	566,794
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	204,000	127,248
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	356,000	267,547
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	1,170,000	1,102,511
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	801,000	735,846
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	1,857,000	1,088,945
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	928,000	574,080
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	1,040,000	1,142,615
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	187,000	203,511
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	156,000	165,990

		15,040,712
Capital goods (0.6%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	1,045,000	861,120
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,225,000	1,061,756
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	685,000	668,420
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24	720,000	683,356
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	1,848,000	1,726,656
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,619,000	1,463,424
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	164,000	131,088
Otis Worldwide Corp. sr. unsec. notes 2.293%, 4/5/27	662,000	580,519
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	325,000	293,907
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	1,318,000	1,228,860

		8,699,106
Communication services (1.2%)
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)	1,710,000	1,523,648
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	921,000	750,836
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	686,000	601,210
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	1,227,000	1,070,126
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	62,000	39,454
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	1,107,000	831,732
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	132,000	107,670
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	274,000	216,224
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,055,000	934,129
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	65,000	38,965
Comcast Corp. company guaranty sr. unsec. bonds 2.887%, 11/1/51	270,000	162,204
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	1,618,000	1,092,592
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	921,000	680,709
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	481,000	429,468
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	54,000	56,771
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	9,000	8,454
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	766,000	434,595
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	637,000	577,695
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	551,000	505,556
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	458,000	412,860
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	549,000	496,465
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	185,000	145,374
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	890,000	742,398
Crown Castle International Corp. sr. unsec. sub. bonds 2.25%, 1/15/31	1,275,000	971,921
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	1,483,000	1,242,135
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	95,000	108,664
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	48,000	42,461
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	1,762,000	1,625,544
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	960,000	627,922
Verizon Communications, Inc. sr. unsec. notes 3.15%, 3/22/30	700,000	591,474
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	480,000	379,307
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	1,904,000	1,784,938

		19,233,501
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 6.623%, perpetual maturity	909,000	876,049

		876,049
Consumer cyclicals (1.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	995,000	890,525
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	919,000	750,269
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	654,000	605,084
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	1,542,000	874,700
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	579,000	463,541
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	255,000	244,967
Autonation, Inc. company guaranty sr. unsec. unsub. notes 3.80%, 11/15/27	380,000	331,396
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.45%, 4/1/27	630,000	581,322
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	1,255,000	1,180,912
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	27,000	21,796
Ford Motor Co. sr. unsec. unsub. bonds 3.25%, 2/12/32	335,000	251,525
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	262,000	203,751
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	500,000	391,970
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	553,000	468,194
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	225,000	173,605
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	287,000	263,743
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	175,000	168,000
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	411,000	312,802
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	252,000	214,972
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	248,000	197,352
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,668,000	1,544,555
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	1,449,000	1,339,992
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	585,000	299,652
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	416,000	390,525
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	360,000	314,192
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26	198,000	185,289
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	457,000	402,041
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	1,550,000	1,291,390
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	423,000	314,386
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	499,000	399,200
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	800,000	661,652
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	8,000	6,405
Walt Disney Co. (The) company guaranty sr. unsec. bonds 4.75%, 9/15/44	30,000	26,330
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	2,386,000	2,122,542

		17,888,577
Consumer staples (0.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	1,389,000	1,145,063
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31	660,000	473,380
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,155,000	1,042,989
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28	1,190,000	1,044,868
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	460,701	475,048
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	1,434,000	1,464,633
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	566,000	493,809
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	875,000	843,515
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	1,250,000	1,130,508
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	187,000	158,364
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	905,000	699,055
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	215,000	201,445
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	648,000	643,140
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	1,660,000	1,580,577

		11,396,394
Energy (0.6%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	770,000	717,933
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	690,000	640,600
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	463,000	463,069
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	808,000	788,309
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	522,000	406,205
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32	2,045,000	1,491,850
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	780,000	715,309
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	560,000	481,062
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	640,000	632,651
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	550,000	511,505
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	890,000	834,974
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	175,000	159,571
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	878,000	846,127
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	1,285,000	1,041,171

		9,730,336
Financials (5.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	2,190,000	1,643,707
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	915,000	898,575
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	1,625,000	1,264,312
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	328,000	290,652
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	928,000	743,470
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	725,000	743,568
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	1,450,000	1,406,357
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	1,265,000	938,574
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	1,555,000	1,394,122
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	920,000	640,730
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	191,541
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	3,800,000	3,101,457
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,200,000	1,139,466
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	1,135,000	1,070,589
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	314,000	303,010
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	715,000	561,753
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	3,450,000	2,764,117
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 4.053%, 9/15/26	275,000	263,164
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	600,000	576,198
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	390,000	334,389
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	3,100,000	3,097,458
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	5,000	3,078
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	808,000	665,847
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	305,000	210,831
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)	695,000	482,809
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	482,000	338,427
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	810,000	781,044
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	994,997
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	1,213,000	1,206,702
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	1,146,000	1,044,791
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	227,000	215,399
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	1,580,000	1,297,180
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	8,970
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	1,755,000	1,731,748
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	1,540,000	1,191,474
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	3,039,000	2,820,700
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	241,000	236,497
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	387,358
Cooperative Rabobank UA company guaranty unsec. sub. notes 3.75%, 7/21/26 (Netherlands)	285,000	259,193
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	765,000	668,301
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	340,000	285,002
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	600,000	569,507
Credit Suisse AG sr. unsec. notes 1.00%, 5/5/23	3,100,000	3,005,904
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	443,000	354,367
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	320,000	269,680
Credit Suisse Group AG 144A unsec. sub. notes 6.50%, 8/8/23 (Switzerland)	729,000	704,192
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	1,035,000	826,140
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	1,730,000	1,218,646
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	1,395,000	1,286,626
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,225,000	1,126,597
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	330,000	321,303
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	573,000	306,521
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	217,000	197,644
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	1,259,000	1,243,393
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	425,000	419,611
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)	505,000	376,432
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	620,000	471,153
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	804,000	727,373
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	1,477,000	1,368,909
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	3,535,000	2,811,296
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	1,470,000	1,470,098
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	963,000	634,538
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	482,000	348,937
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	1,710,000	1,157,555
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	915,000	885,308
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	195,000	190,919
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,113,000	993,241
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 3.905%, 5/15/47	664,000	514,268
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	195,000	161,353
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	1,710,000	1,256,935
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	2,088,000	1,907,482
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	105,000	92,652
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	735,000	429,512
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	315,000	289,500
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	1,422,000	1,342,987
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	1,457,000	907,589
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	2,564,000	2,685,279
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,409,000	3,245,997
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,085,000	1,843,939
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	467,000	376,022
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	194,000	170,281
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	1,485,000	1,381,095
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	322,000	310,770
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	1,180,000	854,735
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	412,000	403,113
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	263,000	275,164
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	734,000	687,499
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	580,000	520,695
UBS AG unsec. sub. notes 5.125%, 5/15/24 (Switzerland)	2,640,000	2,544,274
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	1,815,000	1,329,943
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	760,000	692,577
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	285,000	249,691
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	580,000	556,800
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	610,000	517,890
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	1,095,000	1,114,526
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	670,000	504,875
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	597,000	360,748

		89,011,638
Health care (0.9%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	710,000	586,305
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	273,000	249,339
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	820,000	683,763
Bristol-Myers Squibb Co. sr. unsec. notes 2.75%, 2/15/23	3,100,000	3,085,109
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	1,008,000	997,600
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	503,429	456,170
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	600,000	509,859
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	143,000	138,586
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	458,000	445,423
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	475,000	469,003
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	185,000	171,408
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	165,000	133,192
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	1,335,000	1,107,966
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	1,602,000	1,284,030
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28	1,855,000	1,859,980
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	565,000	462,108
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	1,210,000	1,115,189
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	306,000	240,995

		13,996,025
Technology (0.9%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	1,200,000	655,191
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	748,000	680,437
Apple, Inc. sr. unsec. notes 1.65%, 5/11/30	15,000	12,000
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	342,000	298,256
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	486,000	395,538
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,119,000	962,421
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,515,000	1,249,134
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	676,000	461,075
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	67,000	71,126
Meta Platforms, Inc. 144A sr. unsec. unsub. bonds 4.45%, 8/15/52	856,000	635,268
Meta Platforms, Inc. 144A sr. unsec. unsub. notes 3.50%, 8/15/27	474,000	435,115
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	710,000	705,422
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	1,150,000	776,998
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	435,000	284,582
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	1,750,000	1,185,099
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	1,385,000	1,215,830
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	1,463,000	891,445
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	1,462,000	941,477
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	1,310,000	1,043,088
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	1,520,000	1,119,627
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	555,000	494,597

		14,513,726
Transportation (0.2%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	595,000	538,035
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	2,165,000	2,019,523

		2,557,558
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	1,045,000	788,028
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	528,000	489,207
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	385,000	298,916
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	560,000	535,456
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	264,000	209,256
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	610,000	612,855
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	255,000	199,041
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41	520,000	417,492
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	280,000	253,987
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	490,000	540,049
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	416,000	393,710
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	2,076,000	1,486,935
Energy Transfer LP sr. unsec. unsub. notes 7.60%, 2/1/24	470,000	477,017
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	137,000	125,892
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	1,704,000	1,421,224
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	560,000	415,673
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	813,000	698,862
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	340,000	323,208
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	199,000	166,451
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	620,000	593,582
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	900,000	739,552
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	445,000	451,910
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	235,000	193,229
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	536,000	498,759
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	565,000	421,178
PacifiCorp sr. bonds 2.70%, 9/15/30	656,000	539,841
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	442,000	385,596
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	523,000	498,169
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 5.018%, 5/15/67	1,945,000	1,604,621

		15,779,696

Total corporate bonds and notes (cost $257,442,953)		$218,723,318

MORTGAGE-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)	$508,000	$475,577
Ser. 18-B2, Class A4, 4.009%, 3/10/51	1,749,000	1,605,435
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.278%, 12/10/44(WAC)	241,000	238,349
FRB Ser. 14-CR18, Class C, 4.747%, 7/15/47(WAC)	2,392,000	2,211,430
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	1,066,000	881,142
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 5.286%, 11/25/28 (Bermuda)	261,538	256,522
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 10.336%, 8/25/28	268,400	283,339
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 9.586%, 9/25/28	24,196	25,185
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 4.836%, 7/25/29	75,494	74,816
REMICs Ser. 01-79, Class BI, IO, 0.253%, 3/25/45(WAC)	294,243	1,824
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	194,241	19
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 12-C6, Class D, 4.964%, 5/15/45(WAC)	772,000	771,145
Morgan Stanley Bank of America Merrill Lynch Trust Ser. 16-C28, Class A4, 3.544%, 1/15/49	3,360,000	3,136,527
Morgan Stanley Capital I Trust Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	2,264,000	2,096,588
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45(WAC)	569,662	526,938
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	2,032,334	20

Total mortgage-backed securities (cost $15,327,608)		$12,584,856

UNITS (0.1%)(a)
	Units	Value
GoGreen Investments Corp.(NON)	144,769	$1,476,644

Total units (cost $1,447,690)		$1,476,644

MUNICIPAL BONDS AND NOTES (0.1%)(a)
	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$215,000	$250,657
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	350,000	389,709
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	275,000	258,428

Total municipal bonds and notes (cost $841,054)		$898,794

SHORT-TERM INVESTMENTS (3.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 3.34%(AFF)	20,200,401	$20,200,401
Putnam Short Term Investment Fund Class P 3.21%(AFF)	37,652,377	37,652,377
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(P)	220,000	220,000

Total short-term investments (cost $58,072,778)		$58,072,778
TOTAL INVESTMENTS

Total investments (cost $1,542,692,577)		$1,611,091,345

	FORWARD CURRENCY CONTRACTS at 10/31/22 (aggregate face value $52,587,476) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Canadian Dollar	Sell	1/18/23	$3,005,861	$2,984,295	$(21,566)
	Barclays Bank PLC
		British Pound	Sell	12/21/22	7,098,415	7,161,724	63,309
		Canadian Dollar	Sell	1/18/23	1,903,949	1,897,714	(6,235)
		Euro	Sell	12/21/22	5,489,542	5,599,563	110,021
	Citibank, N.A.
		Canadian Dollar	Sell	1/18/23	5,659,750	5,641,251	(18,499)
	Goldman Sachs International
		Canadian Dollar	Sell	1/18/23	3,011,739	3,003,019	(8,720)
		Euro	Sell	12/21/22	3,583,751	3,653,567	69,816
	HSBC Bank USA, National Association
		Danish Krone	Sell	12/21/22	2,546,496	2,577,362	30,866
	JPMorgan Chase Bank N.A.
		Danish Krone	Buy	12/21/22	8,145	8,378	(233)
		Singapore Dollar	Sell	11/16/22	2,235,428	2,296,241	60,813
	Morgan Stanley & Co. International PLC
		Euro	Buy	12/21/22	2,046,596	1,917,997	128,599
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	1/18/23	3,629,709	3,619,234	(10,475)
		Hong Kong Dollar	Sell	11/16/22	2,454,348	2,458,606	4,258
	UBS AG
		Canadian Dollar	Sell	1/18/23	2,918,786	2,909,546	(9,240)
		Euro	Sell	12/21/22	1,706,142	1,737,626	31,484
	WestPac Banking Corp.
		British Pound	Sell	12/21/22	5,081,081	5,121,353	40,272

	Unrealized appreciation						539,438

	Unrealized (depreciation)						(74,968)

	Total						$464,470
*	The exchange currency for all contracts listed is the United States Dollar.

TBA SALE COMMITMENTS OUTSTANDING at 10/31/22 (proceeds receivable $4,443,476) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.00%, 11/1/52	$3,000,000	11/14/2022	$2,728,592
Uniform Mortgage-Backed Securities, 3.00%, 11/1/52	2,000,000	11/14/2022	1,697,968

Total			$4,426,560

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,580,536,024.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/22
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$17,251,575	$36,107,157	$33,158,331	$97,815	$20,200,401
	Putnam Short Term Investment Fund**	33,250,005	91,043,520	86,641,148	314,486	37,652,377

	Total Short-term investments	$50,501,580	$127,150,677	$119,799,479	$412,301	$57,852,778
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $20,200,401 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,836,394.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $100,637.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $275,386.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $46,282 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$32,290,329	$—	$—
Capital goods	60,928,615	—	—
Communication services	20,311,973	—	—
Conglomerates	2,403,006	—	—
Consumer cyclicals	171,362,731	—	—
Consumer staples	66,570,306	—	—
Energy	61,259,387	—	—
Financials	109,656,013	3,490,395	—
Health care	156,768,990	—	—
Technology	236,884,944	—	—
Transportation	22,150,761	—	—
Utilities and power	35,414,987	—	—

Total common stocks	976,002,042	3,490,395	—
Corporate bonds and notes	—	218,723,318	—
Mortgage-backed securities	—	12,584,856	—
Municipal bonds and notes	—	898,794	—
U.S. government and agency mortgage obligations	—	133,991,466	—
U.S. treasury obligations	—	205,851,052	—
Units	1,476,644	—	—
Short-term investments	220,000	57,852,778	—

Totals by level	$977,698,686	$633,392,659	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$464,470	$—
TBA sale commitments	—	(4,426,560)	—

Totals by level	$—	$(3,962,090)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$56,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com